Onerous Contract Provisions - Summary of Onerous Contract Provisions (Detail) - CAD ($) $ in Millions	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Onerous Contracts Provision [Abstract]
Onerous Contract Provisions, Beginning of Year	$ 63
Liabilities Settled	(14)
Change in Assumptions	5
Change in Discount Rate	(5)
Unwinding of Discount on Onerous Contract Provisions	2
Onerous Contract Provisions, End of Year	51
Less: Current Portion	18	$ 17
Long-Term Portion	$ 33	$ 46